As filed with the Securities and Exchange Commission on December 7, 1999
                           Registration Nos. 333-47219

                                  No. 811-08677
     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
      ---------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             Pre-Effective Amendment No.

                         Post-Effective Amendment No. _6   [ X]


                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X]

                                 Amendment No. 7


                             SEPARATE ACCOUNT VA-6NY
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                100 MANHATTANVILLE ROAD, PURCHASE, NEW YORK 10577
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:               Copy to:

JAMES W. DEDERER, ESQ.           FREDERICK R. BELLAMY, ESQ.
GENERAL COUNSEL                  SUTHERLAND, ASBILL & BRENNAN, L.L.P.
TRANSAMERICA LIFE INSURANCE      1275 PENNSYLVANIA AVENUE, N.W.
COMPANY OF NEW YORK              WASHINGTON, D.C. 20004-2404
100 MANHATTANVILLE ROAD
PURCHASE, NEW YORK   10577

     Approximate date of proposed public
                      offering: AS SOON AS PRACTICABLE AFTER EFFECTIVENESS OF THE REGISTRATION STATEMENT.

     Title of securities being registered: Interests in a separate account under flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:
___immediately upon filing pursuant to paragraph (b) x on December 8, 1999 pursuant to paragraph (b)
___60 days after  filing  pursuant to  paragraph  (a)(1)
___ on _ pursuant to  paragraph (a)(1)
If appropriate, check the following box:

____this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Incorporating by reference Post-Effective Amendment No. 1 File No. 333-47219 (Filed April 29, 1999) to this Registration Statement on Form N-4, the Cross Reference Page, Prospectus, and Statement of Additional Information.

                    TRANSAMERICA CLASSIC(R) VARIABLE ANNUITY
                                    ISSUED BY
                 TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

                             SEPARATE ACCOUNT VA-6NY

                        Supplement Dated December 8, 1999

                                       To

                          Prospectus Dated May 1, 1999

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROFILE. YOU SHOULD READ IT TOGETHER WITH THE PROFILE.

1.       Item 7 on page 3 is changed, in its entirety, to read as follows:

7. ACCESS TO YOUR MONEY. You can generally take money out at any time during the accumulation phase. We may assess a contingent deferred sales load of up to 6% of a premium, but no contingent deferred sales load will be assessed on money that has been in the policy for seven years or longer.

           Subject to certain conditions, each policy year you may withdraw the greater of accumulated earnings or 15% of premiums received less than seven years old as of the last policy anniversary without incurring a contingent deferred sales load. You may, at any time, withdraw premiums held for at least seven policy years and accumulated earnings not previously withdrawn without incurring a contingent deferred sales load.

           For policies issued before December 8, 1999, the amount you may withdraw each year without incurring a contingent deferred sales load is equal to 15% of premiums received during the last seven policy years as of the last policy anniversary, less any withdrawals taken in the current policy year. You may, at any time, withdraw premiums that have been held for at least seven policy years not previously withdrawn without incurring such sales load.

           Withdrawals  from  qualified   policies  may  be  subject  to  severe
           restrictions and, in certain circumstances, prohibited.

           You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old.

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS. YOU SHOULD READ IT TOGETHER WITH THE PROSPECTUS.

1. The RANGE OF CONTINGENT DEFERRED SALES LOAD OVER TIME section on page 5 is changed to read:

           RANGE OF CONTINGENT DEFERRED SALES LOAD OVER TIME:
                                                                     CONTINGENT DEFERRED
                             YEARS SINCE                                 SALES LOAD
                           PREMIUM RECEIPT                       as a percentage of premium
           Less than 1 year                                                  6%
           1 year but less than 2 years                                      6%
           2 years but less than 3 years                                     5%
           3 years but less than  4 years                                    5%
           4 years but less than  5 years                                    4%
           5 years but less than 6 years                                     4%
           6 years but less 7 years                                          2%
           7 or more years                                                   0%

2. The CONTINGENT DEFERRED SALES LOAD/SURRENDER CHARGE section on page 9 is changed, in its entirety, as follows:

       CONTINGENT DEFERRED SALES LOAD/
       SURRENDER CHARGE

       We do not deduct a sales charge when premiums are paid, although premium tax charges may be deducted. However, if any part of the policy value is withdrawn, we may deduct a contingent deferred sales load, or surrender charge, of up to 6% of premiums. After we have held a premium for seven years, you may withdraw it without charge. See Contingent Deferred Sales Load/Surrender Charge on page 26.

       Also, beginning 30 days from the policy effective date, or at the end of the free look period if this ends later, you may withdraw any portion of the allowed amount each policy year without imposition of any contingent deferred sales load/surrender charge.

       For policies issued on or after December 8, 1999, the allowed amount each policy year is equal to:

a)       during the first policy year, the greater of:

o         accumulated earnings not previously withdrawn; or

o         15% of the total premiums received as of the date of withdrawal; and

b)       after the first policy year, the greater of:

o         accumulated earnings not previously withdrawn; or

o 15% of premiums received less than seven complete policy years determined as of the last policy anniversary.

       Withdrawals will be made first from earnings and then from premiums on a first-in/first-out basis. If an allowed amount is not withdrawn during a policy year, it does not carry over to the next policy year.

       Premiums not previously withdrawn that have been held at least seven full policy years and accumulated earnings not previously withdrawn may be withdrawn without charge.

       For policies issued before December 8, 1999, the allowed amount each policy year is equal to:

a) 15% of the total premiums received during the last seven years determined as of the last policy anniversary; minus

b)       any withdrawals during the present policy year.

       Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. If the allowed amount is not fully withdrawn during a policy year, it does not carry over to the next policy year.

       Premiums held for seven full policy years may be withdrawn without charge.

3. The FREE WITHDRAWALS-ALLOWED AMOUNT section on page 27 is changed, in its entirety, as follows:

       FREE WITHDRAWALS-ALLOWED AMOUNT

       Beginning 30 days after the policy effective date, or the end of the free look period, if later, you may make a withdrawal up to the allowed amount without incurring a contingent deferred sales load/surrender charge each policy year before the annuity date.

       For policies issued on or after December 8, 1999, the allowed amount each policy year is equal to:

a)       during the first policy year, the greater of:

o         accumulated earnings not previously withdrawn; or

o         15% of the total premiums received as of the date of withdrawal; and

           b)   after the first policy year, the greater of:

o         accumulated earnings not previously withdrawn; or

o 15% of premiums received less than seven complete policy years determined as of the last policy anniversary.

       Withdrawals will be made first from earnings and then from premiums on a first-in/first-out basis. If an allowed amount is not withdrawn during a policy year, it does not carry over to the next policy year.

       Premiums not previously withdrawn that have been held at least seven full policy years and accumulated earnings not previously withdrawn may be withdrawn without charge.

       For policies issued before December 8, 1999, the allowed amount each policy year is equal to:

a) 15% of the total premiums received during the last seven years determined as of the last policy anniversary; minus

b)       any withdrawals during the present policy year.

       Withdrawals will be made first from premiums on a first-in/first-out basis and then from earnings. If the allowed amount is not fully withdrawn or paid out during a policy year, it does not carry over to the next policy year.

       Premiums held for seven full policy years may be withdrawn without charge.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

                  Not Applicable.

     (b)  Exhibits:

(1) Resolutions of Board of Directors of Transamerica Life Insurance Company of New York (the "Company") authorizing the creation of Separate Account VA-6NY (the "Separate Account"). 1/

              (2) Not Applicable.

(3) Form of Underwriting Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation. 1/

(4) Form of Flexible Premium Deferred Variable Annuity Contract. 1/ 4/


(5) Form of Application for Flexible Premium Variable Annuity. 1/

(6) (a) Articles of Incorporation of Transamerica Life Insurance Company of New York. 1/2/

(b) By-Laws of Transamerica Life Insurance Company of New York. 1/2/

                  (7)      Not Applicable.

  (8) Form of Participation Agreements regarding the Portfolio.

           (a)      re The Alger American Fund 1/
           (b)      re Alliance Variable Products Series Fund, Inc. 1/
           (c)      re Dreyfus Variable Investment Fund 2/
           (d)      re Janus Aspen Series 1/
           (e)      re MFS Variable Insurance Trust 1/
           (f)      re Morgan Stanley Universal Funds, Inc. 1/
           (g)      re OCC Accumulation Trust 1/
           (h)      re Transamerica Variable Insurance Fund, Inc. 1/

  (9)      Opinion and Consent of Counsel. 1/
  (10)     (a)  Consent of Counsel. 1/

                           (b)  Consent of Independent Auditors. 1/2/ 3/

                  (11)     No financial statements are omitted from Item 23.

                  (12)     Not Applicable.

                  (13)     Performance Data Calculations. 1/

                  (14)     Not Applicable.

                  (15)     Powers of Attorney. 1/2
                                    Thomas O'Neill

----------------------------

1/ Incorporated by reference to the like-numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No. 333-47219 (March 4, 1998).

2/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No.
         333-47219 (June 11, 1998).

3/       Incorporated   by   reference   to   the   like-numbered   exhibit   to
         Post-Effective Amendment No. 1 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No.
         333-47219 (April 29, 1999).


4/       Incorporated   by   reference   to   the   like-numbered   exhibit   to
         Post-Effective Amendment No. 2 of the Registration Statement of Transamerica Life Insurance Company of New York's Separate Account VA-6NY on Form N-4, File No.
         333-47219 (July 30, 1999).

Item 25. Directors and Officers of the Depositor.

         The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

         List of Directors of Transamerica Life Insurance Company of New York:

                           Marc C. Abrahms*
                           James T. Byrne, Jr.*
                           Alan T. Cunningham*
                           John A. Fibiger
                           Daniel E. Jund
                           Thomas O'Neill**
                           James B. Roszak
                           Robert Rubinstein*
                           Nooruddin S. Veerjee

*100 Manhattanville Road, Purchase, New York 10577
**Transamerica Square, 401 N. Tryon Street, Charlotte, North Carolina 28202

         List of Officers for Transamerica Life Insurance Company of New York:


Alan T. Cunningham                                            President
Robert Rubinstein                                             Senior Vice President, Chief Actuary, Chief Operating
                                                              Officer and Secretary
James W. Dederer                                              General Counsel
Rudy Veerjee, FSA                                             Chairman

John Bailey   Vice President
Nicki Bair FSA,MAAA                                           Vice President
Patrick S. Baird                                              Vice President
David Blankenship                                             Vice President
Sandra C. Brown                                               Vice President
Kirk W. Buese Vice President
David M. Carney                                               Vice President
Roy Chong-Kit FSA,MAAA                                        Vice President
Brenda K. Clancy                                              Vice President
William S. Cook                                               Vice President
Mark E. Dunn  Vice President
Alan F. Fletcher                                              Vice President
Eric B. Goodman                                               Vice President
Kamran Haghighi                                               Tax Officer
David R. Halfpap                                              Vice President
Paul Hankwitz MD                                              Vice President and Chief Medical Director
Robert L. Hansen                                              Vice President
Marsha Hicks  Vice President and Assistant Secretary
Frederick B. Howard                                           Vice President
William M. Hurst                                              Assistant Secretary
John D. Kettering                                             Vice President
Ken Kilbane                                                   Vice President
Danny L. Kolsrud                                              Vice President
Douglas C. Kolsrud                                            Vice President
William J. Lyons                                              Vice President and Chief Underwriter
James D. MacKinnon                                            Vice President
Steven J. Myers                                               Vice President
Thomas L. Nordstrom                                           Vice President
Ralph M. O'Brien                                              Vice President
Marcy T. Pech Vice President
Dennis Roland Investment Officer
Gary U. Rolle Investment Officer
Lindsay Schumacher                                            Vice President
Clifford A. Sheets                                            Vice President
Susan A. Silbert                                              Investment Officer
Michael B. Simpson                                            Vice President
Jon L. Skaags Vice President
Robert A. Smedley                                             Vice President
Alexander Smith, Jr.                                          Vice President, Administration and Controller
Michael S. Smith                                              Vice President
Bradley L. Stofferahn                                         Vice President
Gregory W. Theobald                                           Vice President and Assistant Secretary
Craig D. Vermie                                               Vice President
Timothy Weis  Vice President
Sally S. Yamada                                               Treasurer

Lisa Patterson                                                Second Vice President
John Donner   Assistant Secretary
Shirley LeMaster                                              Senior Settlements Coordinator
Michael N. Meese                                              Portfolio Manager
Julie Schloss Investment Administrator
Robert C. Woodcock                                            Vice President and Assistant Secretary
Cindy L. Chanley                                              Vice President
Roger N. Freeman                                              Vice President
Marvin A. Johnson                                             Vice President
Ronald L. Ziegler                                             Vice President
Andrew Kanelos                                                Second Vice President
Donna J. Spalding                                             Second Vice President
Tonya J. Vessels                                              Second Vice President
Gregory E. Miller-Breetz                                      Assistant Secretary
Jack R. Dykhouse                                              Vice President
Christopher Guckert                                           Assistant Vice President








Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a separate account of Transamerica Life Insurance Company of new York, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance Company of New York, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

                  The following chart indicates the persons controlled by or under common control with Transamerica.


                    TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION
-
ARC Reinsurance Corporation
  Transamerica Management, Inc. -- DE
BWAC Seventeen, Inc.
  Transamerica Commercial Finance Canada, Limited -- ON Transamerica Commercial Finance Corporation, Canada -- Can.
BWAC Twelve, Inc.
  TIFCO Lending Corporation -- IL
  Transamerica Insurance Finance Corporation -- MD
BWAC Twenty-One, Inc.
  Transamerica Commercial Holdings Limited -- U.K.
First Florida Appraisal Services, Inc.
  First Georgia Appraisal Services, Inc. -- GA
Greybox L.L.C.
  Transamerica Trailer Leasing S.N.C. -- Fra.
Intermodal Equipment, Inc.
  Transamerica Leasing N.V. -- Belg.
  Transamerica Leasing SRL -- Itl.
Inventory Funding Trust
  Inventory Funding Company, LLC -- DE
Metropolitan Mortgage Company
  Easy Yes Mortgage, Inc. -- FL
  Easy Yes Mortgage, Inc. -- GA
  First Florida Appraisal Services, Inc. -- FL
  Freedom Tax Services, Inc. -- FL
  J.J. & W. Advertising, Inc. -- FL
  J.J. & W. Realty Services, Inc. -- FL
  Liberty Mortgage Company of Ft. Myers, Inc. -- FL
  Metropolis Mortgage Company -- FL
  Perfect Mortgage Company -- FL
Pyramid Insurance Company, Ltd.
  Pacific Cable Ltd. -- Bmda.
TA Leasing Holding Co., Inc.
  Trans Ocean Ltd. -- DE
  Transamerica Leasing Inc. -- DE
Trans Ocean Container Corp.
  SpaceWise Inc. -- DE
  Trans Ocean Container Finance Corp. -- DE
  Trans Ocean Leasing Deutschland GmbH -- Ger.
  Trans Ocean Leasing PTY Limited -- Aust.
  Trans Ocean Management S.A. -- SWTZ
  Trans Ocean Regional Corporate Holdings -- CA
  Trans Ocean Tank Services Corporation -- DE
Trans Ocean Ltd.
  Trans Ocean Container Corp. -- DE
Transamerica Accounts Holding Corporation
  ARS Funding Corporation -- DE
Transamerica Acquisition Corporation
  Camtrex Group, Inc. --
Transamerica Business Credit Corporation
  Bay Capital Corporation -- DE
  Coast Funding Corporation -- DE
  Direct Capital Equity Investment, Inc. -- DE
  Gulf Capital Corporation -- DE
  TA Air East, Corp. --
  TA Air III, Corp. -- DE
  TA Air IV, Corp. -- DE
  TA Air IX, Corp. -- DE
  TA Air I, Corp. -- DE
  TA Air VIII, Corp. --
  TA Air VII, Corp. --
  TA Air VI, Corp. --
  TA Air V, Corp. --
  TA Air X Corp. -- DE
  TA Marine I Corp. -- DE
  TA Marine II Corp. -- DE
  TBC III, Inc. -- DE
  TBC II, Inc. -- DE
  TBC IV, Inc. -- DE
  TBC I, Inc. -- DE
  TBC Tax III, Inc. -- DE
  TBC Tax II, Inc. -- DE
  TBC Tax IV, Inc. -- DE
  TBC TAX IX, Inc. -- DE
  TBC Tax I, Inc. -- DE
  TBC Tax VIII, Inc. -- DE
  TBC Tax VII, Inc. -- DE
  TBC Tax VI, Inc. -- DE
  TBC Tax V, Inc. -- DE
  TBC V, Inc. -- DE
  TBCC Funding Trust I --
  TBCC Funding Trust II --
  The Plain Company -- DE
  Transamerica Mezzanine Financing, Inc. --
  Transamerica Small Business Services, Inc. --
Transamerica Business Credit Corporation - DE
  TA Air II, Corp. -- DE
Transamerica Commercial Finance Canada, Limited
  Transamerica Acquisition Corporation -- Can.
Transamerica Commercial Finance Corporation
  Inventory Funding Trust -- DE
  TCF Asset Management Corporation -- CO
  Transamerica Distribution Finance Corporation de Mexico --
  Transamerica Joint Ventures, Inc. -- DE
Transamerica Commercial Finance Corporation, I
  BWAC Credit Corporation -- DE
  BWAC International Corporation -- DE
  BWAC Twelve, Inc. -- DE
  Transamerica Business Credit Corporation -- DE
  Transamerica Distribution Finance Corporation -- DE
  Transamerica Equipment Financial Services Corporation --
Transamerica Commercial Finance Limited
  WFC Polska Sp. Zo.o --
Transamerica Commercial Holdings Limited
  Transamerica Commercial Finance Limited -- U.K.
  Transamerica Trailer Leasing Limited -- NY
  Transamerica Trailer Leasing Limited -- U.K.
Transamerica Consumer Finance Holding Company
  Metropolitan Mortgage Company -- FL
  Pacific Agency, Inc. -- IN
  Transamerica Consumer Mortgage Receivables Corporation -- DE
  Transamerica Mortgage Company -- DE
Transamerica Corporation
  ARC Reinsurance Corporation -- HI
  Inter-America Corporation -- CA
  Pyramid Insurance Company, Ltd. -- HI
  RTI Holdings, Inc. -- DE
  Transamerica Airlines, Inc. -- DE
  Transamerica Business Technologies Corporation -- DE
  Transamerica CBO I, Inc. -- DE
  Transamerica Corporation (Oregon) -- OR
  Transamerica Delaware, L.P. -- DE
  Transamerica Finance Corporation -- DE
  Transamerica Financial Products, Inc. -- CA
  Transamerica Foundation -- CA
  Transamerica Insurance Corporation of California -- CA
  Transamerica Intellitech, Inc. -- DE
  Transamerica International Holdings, Inc. -- DE
  Transamerica Investment Services, Inc. -- DE
  Transamerica LP Holdings Corp. -- DE
  Transamerica Pacific Insurance Company, Ltd. -- HI
  Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) -- N/A
  Transamerica Realty Services, Inc. -- DE
  Transamerica Senior Properties, Inc. -- DE
  TREIC Enterprises, Inc. -- DE
Transamerica  Distribution  Finance  Corporation  Transamerica  Accounts Holding
  Corporation  --  DE  Transamerica   Commercial   Finance   Corporation  --  DE
  Transamerica Inventory Finance Corporation -- DE Transamerica Retail Financial Services Corporation -- DE Transamerica Vendor Financial Services Corporation -- DE
Transamerica Distribution Finance Corporation de Mexico
  TDF de Mexico --
Transamerica Distribution Finance Corporation de Mexico and TDF de Mexico
  Transamerica Corporate Services de Mexico --
Transamerica Finance Corporation
  TA Leasing Holding Co., Inc. -- DE
  Transamerica Commercial Finance Corporation, I -- DE
  Transamerica Home Loan -- CA
  Transamerica HomeFirst, Inc. -- CA
  Transamerica Lending Company -- DE
Transamerica Financial Resources, Inc.
  Financial Resources Insurance Agency of Texas -- TX
  TBK Insurance Agency of Ohio, Inc. -- OH
  Transamerica Financial Resources Insurance Agency of Alabama Inc. -- AL Transamerica Financial Resources Insurance Agency of Massachusetts Inc. -- MA
Transamerica GmbH Inc.
  Transamerica Financieringsmaatschappij B.V. -- Neth.
  Transamerica GmbH - Germany -- Ger.
Transamerica Insurance Corporation of California
  Arbor Life Insurance Company -- AZ
  Bulkrich Trading --
  Gemini Investments, Inc. --
  Plaza Insurance Sales, Inc. -- CA
  Transamerica Advisors, Inc. -- CA
  Transamerica Annuity Service Corporation -- NM
  Transamerica Financial Resources, Inc. -- DE
  Transamerica International Insurance Services, Inc. -- DE
  Transamerica Occidental Life Insurance Company -- CA
  Transamerica Products, Inc. -- CA
  Transamerica Securities Sales Corporation -- MD
  Transamerica Service Company -- DE
Transamerica Insurance Finance Corporation
  Transamerica Insurance Finance Company (Europe) -- MD
Transamerica Insurance Finance Corporation
  Transamerica Insurance Finance Corporation, California -- CA
Transamerica Insurance Finance Corporation - MD
  Transamerica Insurance Finance Corporation, Canada -- ON
Transamerica Intellitech, Inc.
  Information Service Corp. --
Transamerica International Insurance Services, Inc.
  Home Loans and Finance Ltd. -- U.K.
Transamerica Inventory Finance Corporation
  BWAC Seventeen, Inc. -- DE
  BWAC Twenty-One, Inc. -- DE
  Transamerica Commercial Finance France S.A. -- Fra.
  Transamerica GmbH Inc. -- DE
Transamerica Investment Services, Inc.
  Transamerica Income Shares, Inc. (managed by TA Investment Services) -- MD Transamerica Leasing Holdings Inc.
  Greybox Logistics Services Inc. -- DE
  Greybox L.L.C. -- DE
  Greybox Services Limited -- U.K.
  Intermodal Equipment, Inc. -- DE
  Transamerica Distribution Services Inc. -- DE
  Transamerica Leasing Coordination Center -- Belg.
  Transamerica Leasing do Brasil Ltda. -- Braz.
  Transamerica Leasing GmbH -- Ger.
  Transamerica Leasing Limited -- U.K.
  Transamerica Leasing Pty. Ltd. -- Aust.
  Transamerica Leasing (Canada) Inc. -- Can.
  Transamerica Leasing (HK) Ltd. -- H.K.
  Transamerica Leasing (Proprietary) Limited -- S.Afr.
  Transamerica Tank Container Leasing Pty. Limited -- Aust.
  Transamerica Trailer Holdings I Inc. -- DE
  Transamerica Trailer Holdings II Inc. -- DE
  Transamerica Trailer Holdings III Inc. -- DE
  Transamerica Trailer Leasing AB -- Swed.
  Transamerica Trailer Leasing AG -- SWTZ
  Transamerica Trailer Leasing A/S -- Denmk.
  Transamerica Trailer Leasing GmbH -- Ger.
  Transamerica Trailer Leasing (Belgium) N.V. -- Belg.
  Transamerica Trailer Leasing (Netherlands) B.V. -- Neth.
  Transamerica Trailer Spain S.A. -- Spn.
  Transamerica Transport Inc. -- NJ
Transamerica Leasing Inc.
  Better Asset Management Company LLC -- DE
  Transamerica Leasing Holdings Inc. -- DE
Transamerica Leasing Limited
  ICS Terminals (UK) Limited -- U.K.
Transamerica Life Insurance and Annuity Company
  Transamerica Assurance Company -- MO
Transamerica Management, Inc.
  Criterion Investment Management Company -- TX
Transamerica Occidental Life Insurance Company
  NEF Investment Company -- CA
  Transamerica China Investments Holdings Limited -- H.K.
  Transamerica International RE (Bermuda) Ltd. -- Bmda.
  Transamerica Life Insurance and Annuity Company -- NC
  Transamerica Life Insurance Company of Canada -- Can.
  Transamerica Life Insurance Company of New York -- NY
  Transamerica South Park Resources, Inc. -- DE
  Transamerica Variable Insurance Fund, Inc. -- MD
  USA Administration Services, Inc. -- KS
Transamerica Products, Inc.
  Transamerica Products II, Inc. -- CA
  Transamerica Products IV, Inc. -- CA
  Transamerica Products I, Inc. -- CA
Transamerica Real Estate Tax Service
  Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) -- N/A Transamerica Realty Services, Inc.
  Bankers Mortgage Company of California -- CA
  Pyramid Investment Corporation -- DE
  The Gilwell Company -- CA
  Transamerica Affordable Housing, Inc. -- CA
  Transamerica Minerals Company -- CA
  Transamerica Oakmont Corporation -- CA
  Ventana Inn, Inc. -- CA
Transamerica Retail Financial Services Corporation
  Transamerica Consumer Finance Holding Company -- DE
  Whirlpool Financial National Bank -- DE
Transamerica Senior Properties, Inc.
  Transamerica Senior Living, Inc. -- DE
Transamerica Small Business Services, Inc.
  Emergent Business Capital Holdings, Inc. --


                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
ss.Limited Partner; Transamerica Corporation is General Partner



Item 27. Number of Contractowners


                  Non-qualified:  89
                           Qualified:  50



Item 28. Indemnification

                  Transamerica Life Insurance Company of New York's ByLaws provide in Article VIII as follows:

                  The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

                                (b) No  indemnification  shall  be made to or on
                      behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification shall be made with respect to any Proceeding initiated by any such person against the Corporation, or a director or officer of the Corporation, other than to enforce the terms of this Article VIII, unless such Proceeding was authorized by the Board of Directors. Further, no indemnification shall be made with respect to any settlement or compromise of any Proceeding unless and until the Corporation has consented to such settlement or compromise.

                               (c) Written  notice of any  Proceeding  for which
                      indemnification may be sought by any person shall be given to the Corporation as soon as practicable. The Corporation shall then be permitted to participate in the defense of any such proceeding or, unless conflicts of interest or position exist between such person and the Corporation in the conduct of such defense, to assume such defense. In the event that the Corporation assumes the defense of any such Proceeding, legal counsel selected by the Corporation shall be reasonably acceptable to such person. After such an assumption, the Corporation shall not be liable to such person for any legal or other expenses subsequently
                      incurred   unless  such  expenses   have  been   expressly
                      authorized by the Corporation. In the event that the Corporation participates in the defense of any such
                      Proceeding, such person may select counsel to represent him in regard to such a Proceeding; however, such person shall cooperate in good faith with any request that common counsel be utilized by the parties to any Proceeding who are similarly situated, unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

                               (d) In making  any  determination  regarding  any
                      person's entitlement to indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Corporation shall have the burden of proving the contrary.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  The directors and officers of Transamerica Life Insurance Company of New York are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers.

Item 29. Principal Underwriter

                  (a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for:
                           Transamerica Investors, Inc.; Transamerica Variable Insurance Fund, Inc.; Transamerica Occidental Life Insurance Company's Separate Accounts: VL; VA-2; VA-2L; VA-2NL; VA-5; VUL-1 and VUL-2; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1; VA-6; and VA-7; and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY; VA-2NLNY; and VA-5NLNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.

                  (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

   Nicki Bair                Director & President
   Regina Fink               Secretary
   Nooruddin Veerjee         Director & Chairman
   Chris Shaw                Vice President & Chief Compliance Officer
   Sandy Brown               Senior Vice President & Treasurer
   George Chuang             Vice President & Chief Financial Officer
   Jay Gould                 Vice President
   Milan Konkol              Compliance Officer
   Roy Chong-Kit             Director

     Item 30. Location of Accounts and Records

                      Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 100 Manhattanville Road, Purchase, New York 10577.

     Item 31. Management Services

                      Not applicable.

     Item 32. Undertakings

                      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as premiums under the policies offered herein are being accepted.

                      (b)      Registrant  hereby  undertakes to include  either
                               (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                      (d) Transamerica hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                                            SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, Transamerica Life Insurance Company of New York certifies that this Post-Effective Amendment No. 6 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 7th day of December, 1999.


        SEPARATE ACCOUNT VA-6NY     TRANSAMERICA
        OF TRANSAMERICA             LIFE INSURANCE COMPANY OF NEW YORK
        LIFE INSURANCE COMPANY      (DEPOSITOR)
        OF NEW YORK
        (REGISTRANT)
                       BY:______________________________________
                       William M. Hurst
                       Assistant Secretary


As Required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                               Title                                  Date


__________________________*             Chairman and Director                  December 7, 1999
Nooruddin S. Veerjee

_________________________    *          President and Director                 December 7, 1999
Alan T. Cunningham

___________________________*            Senior Vice President,                 December 7, 1999
Robert Rubinstein                       Chief Actuary, Chief Operating

                                        Officer, Secretary and Director


___________________________*            Vice President - Administration        December 7, 1999
Alexander Smith                         and Controller

___________________________*            Director                               December 7, 1999
Marc C. Abrahms

___________________________*            Director                               December 7, 1999
James T. Byrne, Jr.

___________________________*            Director                               December 7, 1999
John Fibiger

___________________________*            Director                               December 7, 1999
James B. Roszak

___________________________*            Director                               December 7, 1999
Daniel E. Jund

___________________________*            Director                               December 7, 1999
Thomas P. O'Neill


On December 7, 1999 as Attorney -in-Fact pursuant to powers of attorney previously filed and filed herewith, and in his own capacity as Assistant Secretary.

By: /s/William M. Hurst
       William M. Hurst